Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,708,716)	$ (18,109,457)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	854,047	478,115
Impairment on revenue earning devices	584,177
Inventory provision	437,820	130,000
(Gain) loss on disposal of fixed assets	(16,426)
Bad debts expense	42,892	45,110
Reduction of right of use asset	120,131	112,396
Accretion of lease liability	130,020	141,631
Stock based compensation	1,793,599	740,050
Change in fair value of derivative liabilities		(3,595)
Amortization of debt discounts	2,384,163	1,980,033
(Gain) loss on settlement of debt	(38,740)	(3,992)
Increase (decrease) in related party accrued payroll and interest	105,101	12,960
Changes in operating assets and liabilities:
Accounts receivable	(533,952)	119,335
Prepaid expenses	(29,591)	(141,734)
Device parts inventory	(3,549,121)	(1,161,047)
Accounts payable and accrued expenses	1,294,286	374,529
Accrued expense, related party
Customer deposits	63,802	(100)
Operating lease liability payments	(233,147)	(254,028)
Current portion of deferred variable payment obligations for Payments	362,200	216,577
Accrued interest payable	3,985,712	2,745,822
Net cash used in operating activities	(12,951,743)	(12,577,395)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(22,165)	(258,402)
Purchase of investment		(50,000)
Reimbursement of security deposit	5,359
Proceeds on disposal of fixed assets	21,000
Net cash used in investing activities	4,194	(308,402)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share proceeds net of issuance costs	10,825,895	7,771,169
Proceeds from convertible notes payable		619,250
Repayment of convertible debt		(750,000)
Net borrowings loan payable-related party	(54,179)
Proceeds from loans payable	1,750,000	3,300,000
Repayment of loans payable	(408,000)	(1,763,009)
Net cash provided by financing activities	12,113,716	9,177,410
Net change in cash	(833,833)	(3,708,387)
Cash, beginning of period	939,759	4,648,146
Cash, end of period	105,926	939,759
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	17,726	451,192
Cash paid for income taxes
Noncash investing and financing activities:
Right of use asset for lease liability	47,934
Transfer from device parts inventory to fixed assets	2,291,421	932,805
Proceeds of fixed asset disposition to loan payable , related party	21,000
Shares issued for services	44,460
Deferred compensation	538,767
Discount applied to face value of loans	200,000	1,797,645
Series F warrants issued along with debt	1,209,206
Exchange of common share warrants for debt		3,000,000
Refund on abandoned trademarks		1,643
Penalty shares pursuant to a share purchase agreement		171
Exercise of warrants		$ 453